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                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                       VAN KAMPEN AGGRESSIVE GROWTH FUND

                    SUPPLEMENT DATED NOVEMBER 8, 2000 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 25, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     The last paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby amended by adding Buck Consultants, Inc. to the list of firms that have entered into agreements with the Distributor to offer shares of the Fund pursuant to such firm's retirement plan alliance program(s).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     AGG SPT SAI